Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Significant Accounting Policies
3	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF ACCOUNTING – The consolidated financial statements have been prepared in accordance with IFRS issued by International Accounting Standards Board (“IASB”).
The financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2
Share-based Payment
, leasing transactions that are within the scope of IFRS 16

Leases
,
and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36
Impairment of Assets
.
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.
The principal accounting policies adopted are set out below.
GOING CONCERN – The directors have, at the time of approving the financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus they continue to adopt the going concern basis of accounting in preparing the financial statements.
BASIS OF CONSOLIDATION – The consolidated financial statements incorporate the financial statements of the Company and entities (including structure
d
 entities) controlled by the Group and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the company’s voting rights in an investee are sufficient to give it power, including:

•	the size of the company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	potential voting rights held by the company, other vote holders or other parties;

•	rights arising from other contractual arrangements; and

•
any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
Non-controlling
interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling
shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling
interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition
basis. Other
non-controlling
interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling
interests is the amount of those interests at initial recognition plus the non-controlling
interests’ share of subsequent changes in equity.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling
interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Group loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling
interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9
Financial Instruments
when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.
BUSINESS COMBINATIONS
-
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognised in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognised at their fair value at the acquisition date, except that deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12
Income Taxes
and IAS 19
Employee Benefits
respectively.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognised immediately in profit or loss as a bargain purchase gain.
The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates with changes in fair value recognised in profit or loss.
When a business combination is achieved in stages, the Group’s previously held interests (including joint operations) in the acquired entity are remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognised in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognised in other comprehensive income are reclassified to profit or loss, where such treatment would be appropriate if that interest were disposed of.
Goodwill
Goodwill is initially recognised and measured as set out above.
Goodwill is not amortised but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognised for goodwill is not reversed in a subsequent period.
On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination and recognised separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
Amortization is recognized so as to write off the cost of intangible assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Customer relationships	10 years

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are
recognized in profit or loss when the asset is derecognized.
ASSO
CIATE – An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control over those policies.
The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting.
Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.
An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.
The requirements of IAS 28
Investments in Associate and Joint Ventures
are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill, if any) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
When a Group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate that are not related to the Group.

FINANCIAL INSTRUMENTS – Financial assets and financial liabilities are recognized on the statement of financial position when the Group becomes a party to the contractual provisions of the instruments.
Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets and financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets
Classification of financial assets
Debt instruments mainly comprise bank balances and trade and other receivables which meet the following conditions and are subsequently measured at amortized cost:

•	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows only; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Debt instruments that meet the following conditions are subsequently measured at fair value through other comprehensive income (FVTOCI):

•	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Debt instruments that do not meet the amortized cost criteria or the fair value through other comprehensive income (“FVTOCI”) criteria are classified as fair value through profit or loss (“FVTPL”).
Investments in equity instruments are classified as at FVTPL, unless the Group irrevocably elects to designate an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition. The Group has elected to designate the investment in equity instrument at FVTPL as disclosed in Note 12.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset.

Amortized cost and effective interest method
The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.
The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. On the other hand, the gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost, except for short-term balances when the effect of discounting is immaterial.
Cash and cash equivalents
Cash and cash equivalents in the statement of cash flows comprise cash on hand and demand deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value, with original maturities of three months or less.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses (“ECL”) on trade and other receivables. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime ECL for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to
12-month
ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition instead of on evidence of a financial asset being credit-impaired at the reporting date or an actual default occurring.
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast,
12-month
ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information considered includes the future prospects of the industries in which the Group’s debtors operate, as well as consideration of various external sources of actual and forecast economic information that relate to the Group’s core operations.
The Group presumes that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 90 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.
The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if i) the financial instrument has a low risk of default, ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and iii) adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
Definition of default
The Group considers for internal credit risk management purposes and based on historical experience, that an event of default to have occurred when there is information obtained from internal or external sources that indicates the debtor is unlikely to pay its creditors, including the Group.
Irrespective of the above analysis, the Group considers that default has occurred when a financial asset is more than 120 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. These events include evidence that there is significant financial difficulty of the debtors or it is becoming probable that the debtor will enter bankruptcy.
Write-off
policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

Measurement and recognition of expected credit losses
The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.
For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate.
If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to
12-month
ECL at the current reporting date.
The Group recognizes an impairment loss or a reversal thereof in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity instruments
Classification as debt or equity
Financial liabilities and equity instruments issued by the Group are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments are recorded at the proceeds received, net of direct issue costs.

Other payables and bank loans
Other payables are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost, using the effective interest method, with interest expense recognized on an effective yield basis, except for short-term payables when the recognition of interest would be immaterial.
Interest-bearing loans are initially recognized at fair value, and are subsequently measured at amortized cost, using the effective interest method.
Derecognition of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
PLANT AND EQUIPMENT – Plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.
Depreciation is recognized so as to write off the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Leasehold improvements	Shorter of the useful lives or the lease terms (ranging from 2 to 6 years)
Furniture and fittings	5
Office equipment and software	3 to 5
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Depreciation of plant and equipment in progress commences when the assets are ready for their intended use. The estimated useful lives, residual value and depreciation method are reviewed at each year end, with the effect of any changes in estimate accounted for on a prospective basis.
Fully depreciated assets still in use are retained in the financial statements.
A plant or equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of a plant and equipment is determined as the difference between the sales proceeds and the carrying amounts of the asset and is recognized in profit or loss.
IMPAIRMENT OF TANGIBLE ASSETS – At the end of each reporting period, the Group reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years immediately.
PROVISIONS – Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, and it is probable that the Group will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).
When some or all other economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
LEASES
The Group as a lessee
The Group leases office space to run its operation.
The Group assesses whether a contract is or contains a lease, at inception of the contract on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognizes a right-of-use
asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payment shall be discounted using the interest rate implicit in the lease. If the interest rate implicit in the lease cannot be readily determined, the Group uses the incremental borrowing rate. The Group’s incremental borrowing rate is determined based on the interest rate of the Group’s bank loans if the Group would have to pay to borrow over a similar term and with a similar security the funds necessary to obtain an asset of a similar value of the right-of-use
asset in a similar economic environment.

Lease payments included in the measurement of the lease liability comprise:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

•	The amounts expected to be payable by the lessee under residual value guarantees;

•	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

•	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is presented as a separate line (current and non-current)
in the consolidated statement of financial position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group
re-measures
the lease liability (and makes a corresponding adjustment to the related right-of-use
asset) whenever:

•
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The
right-of-use
assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the Group incurs an obligation for costs to dismantle and remove a lease improvement asset and restores the underlying lease assets to their original condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37
Provisions, Contingent Liabilities and Contingent Assets
to the extent that the costs relate to a
right-of-use
asset.

Right-of-use
assets are depreciated over the shorter period of contracted lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use
asset reflects that the Group expects to exercise a purchase option, the related right-of-use
asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The
right-of-use
assets are presented as a separate line in the consolidated statement of financial position.
The Group applies IAS 36 to determine whether a
right-of-use
asset is impaired and accounts for any identified impairment loss.
REVENUE RECOGNITION – Revenue is measured based on the consideration specified in a contract with a customer and recognized as and when control of a service is transferred to a customer.
Revenues are recognized upon the application of the following steps:

1.	Identification of the contract or contracts with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when, or as, the performance obligation is satisfied.
The Group enters into master services agreements and statements of work which set out the details of the work streams for each campaign to be provided to the customers. The work streams are generally capable of being distinct and accounted for as separate performance obligations. Based on the transaction price as set up in the agreement for each performance obligation, the Group will invoice the customers on a monthly basis as each performance obligation is satisfied after agreeing with the customers on any fee adjustments based on whether the Group meets (or fails to meet) certain key performance indicators (where applicable) during that month. The Group recognizes the revenue using the right to invoice practical expedient as the output method because the amount it has the right to invoice corresponds directly with the value to the customer of the Group’s performance completed to date, and any variable consideration would be resolved at the point of billing.
A contract asset is recorded when revenue is recognized prior to invoicing and a contract liability is recorded when the Group invoices the customers prior to satisfying the performance obligations. The contracts do not include a significant financing component as the normal credit term is between 30 to 90 days.
Revenue recognized from contracts with customers is disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

•
Omnichannel CX solutions – The Group provides omnichannel CX solutions by providing information about its clients, products and services to their customers. The objective is to help its clients manage their relationships with their customers. This includes technical support for software, consumer electronic devices and telemarketing campaigns. Customer contact occurs through phone call, online chat, SMS, email and a variety of other channels and are typically on general enquiries or after-sales service issue resolution. Each service is viewed as one performance obligation and revenue is recognized over time by using the output method when the performance obligation is satisfied on a monthly basis measured by the value of the service performed to date.

•
Sales and digital marketing – The Group provides sales and digital marketing services through contacts made by the Group’s sales and digital marketing agents with the objective to promote and sell the products of its customers. This primarily involves helping the digital advertising platform clients to attract more advertisers and grow their Internet and social media advertising businesses. Each scope of service is viewed as one performance obligation and revenue is recognized over time by using the output method when the performance obligation is satisfied on a monthly basis measured by the value of the service performed to date.

•
Content, trust and safety services – These services comprise content monitoring and moderation services, trust and safety services and data annotation services. Content monitoring and moderation service involves the review of content submission for violation of terms of use or non-compliant with the specifications and guidelines provided by clients. Trust and safety services entails Group’s dedicated and trained resources in assisting clients to verify, detect and prevent incidences of fraudulent use of clients’ tools so as to promote users’ confidence in using Group clients’ platforms and tools. Data annotation services provided by the Group serves to support the development of the Group’s clients’ efforts in machine learning and automation initiatives and projects. Revenue is recognized over time by using the output method when the performance obligation is satisfied on a monthly basis measured by the value of the service performed to date.

•
Other business process services – The Group provides other services comprising workspace through provision of fully equipped and serviced workstations, provision of payroll and human resource administration services to some of its customers and other business processing services. Revenue is recognized over time when the performance obligation is satisfied on a monthly basis measured by the value of the service performed to date.

The value of the service performed is determined based on the hours incurred multiplied by a fixed rate as stipulated in the contract. Any variabilities in the transaction price are resolved before each billing.
Consideration payable to a customer is deducted from the transaction price if the Group does not receive a separate identifiable benefit from the customer. When consideration is variable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.
On September 2, 2022, the Company entered into a warrant agreement with a customer, whereby the Company granted the customer warrants to purchase up to 490,000 of the Company’s
American Depositary Shares (“ADS”) subject to vesting over a fixed number of years, adjustment and other terms and conditions set forth therein. The vesting of the warrants is subject to satisfaction of certain fee milestones with respect to services provided to the customer under the Master Services Agreement which commenced August 1, 2021. These warrants are accounted for as variable non-cash consideration payable to the customer. The fair value of the variable non-cash consideration payable to the customer is measured by reference to the observable share price of the Company on September 2, 2022. The most likely number of shares that will vest and become exercisable is determined at the end of each reporting period and is used to determine the reduction of revenue which is recognised as the related services are provided to the customer.
The Group has elected to apply the practical expedient provided in IFRS 15
Revenue from contracts with customers
, to recognize revenue in the amount to which it has the right to invoice and has not disclosed the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period.
The Group incurred certain costs such as personnel and travel costs, hiring, onboarding and training employees and capital expenditures incurred in infrastructure, renovation and leases of office space which are incidental to its contracts with the customers. IFRS 15 requires an entity to recognize an asset from the costs incurred to fulfil a contract with a customer if the costs are not within the scope of another IFRS Standard, and only if those costs meet all the following criteria:

•	the costs relate directly to a contract or to an anticipated contract that the Group can specifically identify;

•	the costs generate or enhance resources of the Group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and

•	the costs are expected to be recovered.
The Group recognized costs as expenses as they are incurred when they relate to personnel and travelling, hiring and training employees when they do not meet the criteria above. In cases where the start-up
costs to fulfil a contract includes capital expenditures in infrastructure, renovation and leases of offices space, those costs are recorded based on the guidance included in IAS 16
Property Plant and Equipment
and IFRS 16
.

Interest income
Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable.
GOVERNMENT GRANTS – Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to them and the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets (including property, plant and equipment) are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.
BORROWING COSTS – All borrowing costs are recognized in profit or loss in the period in which they are incurred.
RETIREMENT BENEFIT COSTS – Payments to defined contribution retirement plan are charged as an expense when employees have rendered the services entitling them to the contributions. Payments made to state-managed retirement benefit schemes, such as the Singapore Central Provident Fund, are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.
For defined benefit retirement plan, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out as of each reporting date. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Gains or losses on settlement of a defined benefit plan are recognized when the settlement occurs. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

•	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);

•	Net interest expense or income; and

•	Remeasurement.
The Group presents the first two components of defined benefit costs in profit or loss in the line item employee benefits expense. Curtailment gains and losses are accounted for as past service costs.
The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plan.
A liability for a termination benefit is recognized at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.

EMPLOYEE LEAVE ENTITLEMENT – Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.
INCOME TAX – Income tax expense represents the sum of the tax currently payable and deferred tax.
Tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the consolidated statement of profit or loss and other comprehensive income because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are not taxable or tax deductible. The Group’s liability for current tax is calculated using tax rates (and tax laws) that have been enacted or substantively enacted in countries where the Group and subsidiaries operate by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Group supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
Deferred tax is recognized on the differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realized based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Current and deferred tax are recognized as an expense or income in profit or loss, except when they relate to items that are recognized other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

SHARE-BASED PAYMENTS – Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based
vesting condition. Details regarding the determination of fair value of equity-settled share-based transaction are set out in Note 2
3
.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based
vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year. No further disclosures are provided for the Group’s cash-settled share-based payment arrangement because the amounts involved are not material.
EARNINGS PER SHARE – The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held, if any. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.
SEGMENT REPORTING – An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. Based on an overall evaluation of all facts and circumstances, and after combining operating segments with similar economic characteristics that comply with the aggregation criteria specified in IFRS 8
Operating segments
, the Group has determined that it operates as a single reportable segment. The operating segment’s operating results are reviewed regularly by the Group’s chief operating decision maker (“CODM”), who are directors of the Company, to allocate resources and assess its performance.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The individual financial statements of each Group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency). The functional currency of the Company is United States Dollar. The consolidated financial statements of the Group are presented in Singapore Dollar.
In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at the end of the reporting period.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences arising on the settlement of monetary items, and on retranslation of monetary items are included in profit or loss for the period. Exchange differences arising on the retranslation of non-monetary
items carried at fair value are included in profit or loss for the period except for differences arising on the retranslation of non-monetary
items in respect of which gains and losses are recognized in other comprehensive income. For such non-monetary
items, any exchange component of that gain or loss is also recognized in other comprehensive income.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are expressed in Singapore Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items (including comparatives) are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a separate component of equity under the header of foreign currency translation reserve.
Exchange differences arising from the translation of the net investment in foreign entities (including monetary items that, in substance, form part of the net investment in foreign entities) and of borrowings, are recognized in other comprehensive income and accumulated in a separate component of equity under the header of translation reserve.
CONVENIENCE TRANSLATION – The translations of Singapore Dollar amounts into United States Dollar amounts for the consolidated statement of financial position, consolidated statement of profit or loss and other comprehensive income, consolidated statement of cash flows, and segmental reporting as disclosed in Note 3
2
for the year ended December 31, 2022 are included solely for the convenience of readers outside of Singapore and have been made at the rate of S$
1.3446
to US$1, the approximate rate of exchange a
s of
December 31, 2022. Such translations should not be construed as representations that the Singapore Dollar amounts could be converted into USD at that or any other rate.